Summary Prospectus August 1, 2010


[GRAPHIC APPEARS HERE]



DWS LIFECYCLE LONG RANGE FUND






CLASS/Ticker    INST   BTAMX    S   BTILX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 730-1313 (INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated August 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks high total return with reduced risk over the long term.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares.


SHAREHOLDER FEES (paid directly from your investment)



                                                         INST      S
                                                       ------  -----
Maximum sales charge (load) on purchases, as % of
offering price                                         None    None
------------------------------------------------------ ------  -----
Maximum contingent deferred sales charge (load), as %
of redemption proceeds                                 None    None
------------------------------------------------------ ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                       INST           S
                                                 ----------  ----------
Management fee                                       0.59        0.59
------------------------------------------------     ----        ----
Distribution/service
(12b-1) fees                                        None        None
------------------------------------------------    -----       -----
Other expenses (includes an administrative fee)      0.37        0.48
------------------------------------------------    -----       -----
TOTAL ANNUAL OPERATING EXPENSES                      0.96        1.07
------------------------------------------------    -----       -----
Less expense waiver/reimbursements                   0.00        0.06
------------------------------------------------    -----       -----
NET ANNUAL OPERATING EXPENSES                        0.96        1.01
------------------------------------------------    -----       -----

The Advisor has contractually agreed through July 31, 2011, to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 1.01% for Class S shares. The agreement may only be terminated with the consent of the fund's Board and does not extend to extraordinary expenses, taxes, brokerage and interest expense.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class S shares in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS        INST         S
-------  --------  --------
1        $  98     $ 103
--       -----     -----
3          305       333
--       -----     -----
5          529       582
--       -----     -----
10       1,175     1,294
--       -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


Portfolio turnover rate for fiscal year 2010: 209%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund can buy many types of securities, among them common stocks, convertible securities, corporate bonds, government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size, investment style category, or credit quality, and from any country (including emerging markets). The fund normally invests the largest portion of its assets in common stocks and other equity securities and most of its remaining assets in fixed-income securities, including non-investment grade high yield bonds.


MANAGEMENT PROCESS. Portfolio management allocates the fund's assets among various equity and fixed income categories. Portfolio management periodically reviews the fund's allocations and may adjust them based on current or anticipated market conditions or to manage risk consistent with the fund's overall investment strategy. Within each asset category, portfolio management uses one or more investment strategies for selecting equity and debt securities. Each investment strategy is managed by a team that specializes in a particular asset category, and that may use a variety of quantitative and qualitative techniques. Some asset categories may be represented by ETFs.

IGAP STRATEGY. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a global tactical asset allocation overlay strategy called iGAP (integrated Global Alpha Platform), which attempts to take advantage of inefficiencies within global bond, equity and currency markets. The iGAP strategy uses derivatives (which are contracts or other instruments whose value is based on, for example, indices, currencies or securities), in particular exchange-traded futures contracts and over-the-counter forward currency contracts.

--------------------------------------------------------------------------------

DERIVATIVES. In addition to derivatives utilized within the iGAP strategy, portfolio management may, but is not required to, also use various types of derivatives. Derivatives may be used for hedging and for risk management or non-hedging purposes to enhance potential gains. The fund may use derivatives in circumstances where portfolio management believes they offer a more efficient or economical means of gaining exposure to a particular asset class or market or to maintain a high level of liquidity to meet shareholder redemptions or other needs while maintaining exposure to the market. In particular, portfolio management may use futures, options, forward currency transactions and swaps.

SECURITIES LENDING. The fund may lend securities (up to 30% of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.


STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


FOREIGN INVESTMENT RISK. To the extent the fund invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. Foreign investment risks are greater in emerging markets than in developed markets. Emerging market investments are often considered speculative.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


CREDIT RISK. The fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Credit risk is greater for lower-rated securities.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates.


The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


IGAP RISK. The success of the iGAP strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the iGAP strategy.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose



                                       2
                                                   DWS Lifecycle Long Range Fund


                                               SUMMARY PROSPECTUS August 1, 2010
the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business (such as trading or securities lending), or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


ETF RISK. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


REGIONAL FOCUS RISK. Focusing on a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. To the extent the fund focuses its investments, market swings in such a targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified fund.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


The performance data for the period prior to July 10, 2006, provided in the bar chart and the annual returns table are those of the fund's predecessor fund, DWS Lifecycle Long Range Fund (formerly known as Scudder Asset Management
Fund), a series of DWS Advisor Funds III (the "Predecessor Fund"). On July 10, 2006, the Predecessor Fund transferred its assets and liabilities to the fund, which is a series of DWS Advisor Funds.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)


These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  -2.48       -4.95      -11.33     19.42      8.68       4.34     11.70      6.28       -32.71     25.66
  2000       2001       2002        2003       2004      2005      2006        2007      2008       2009




Best Quarter: 14.30%, Q2 2009       Worst Quarter: -19.55%, Q4 2008
Year-to-Date as of 6/30/10: -2.88%

                                       3
                                                   DWS Lifecycle Long Range Fund


                                               SUMMARY PROSPECTUS August 1, 2010

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Institutional Class and would be different for the other class) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                                      1          5         10
                            CLASS INCEPTION        YEAR      YEARS      YEARS
                          -----------------  ----------  ---------  ---------
INST CLASS before tax            11/16/93        25.66      1.16       1.45
-------------------------        --------        -----     -----      -----
  After tax on
  distributions                                  25.06      -0.43      -0.29
  After tax on distribu-
  tions, with sale                               17.11      0.50       0.49
------------------------- --------               -----     ------     ------
CLASS S before tax                9/16/93        25.26      0.87       1.08
-------------------------        --------        -----     ------     ------
BARCLAYS CAPITAL US
AGGREGATE BOND INDEX                              5.93      4.97       6.33
------------------------- --------               -----     ------     ------
RUSSELL 1000 INDEX                               28.43      0.79       -0.49
------------------------- --------               -----     ------     ------
BLENDED INDEX                                    22.37      2.68       2.35
------------------------- --------               -----     ------     ------

The Advisor believes the additional indexes (Russell 1000 Index and Blended Index) reflect typical fund asset allocations and represents the fund's overall investment process.

BLENDED INDEX consists of Barclays Capital U.S. Aggregate Bond Index (27%), Russell 1000 Growth Index (20%), Russell 1000 Value Index (20%), MSCI EAFE Index (8%), MSCI EAFE Small Cap Index (3%), Russell 2000 Index (6%), Barclays Capital Global Inflation-Linked Index (5%), MSCI Emerging Markets Free Index (3%), Credit Suisse High Yield Index (3%) and BofA Merrill Lynch 3-month US Treasury Bill Index (5%).



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO IMPLEMENTATION, QS INVESTORS. Began managing the fund in 2000.


INNA OKOUNKOVA, HEAD OF STRATEGIC ASSET ALLOCATION PORTFOLIO MANAGEMENT, QS INVESTORS. Began managing the fund in 2007.


THOMAS PICCIOCHI, SENIOR PORTFOLIO MANAGER, IGAP, QS INVESTORS. Began managing the fund in 2005.


RUSSELL SHTERN, HEAD OF EQUITY PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began Managing the fund in 2010.


SUBADVISOR

Aberdeen Asset Management Inc.


PORTFOLIO MANAGER(S)

J. CHRISTOPHER GAGNIER, MANAGING DIRECTOR OF ABERDEEN ASSET MANAGEMENT INC. Portfolio Manager of the fund. Joined the fund in 2005.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                          AUTOMATIC
                                UGMAS/   INVESTMENT
            NON-IRA     IRAS     UTMAS        PLANS
        -----------  -------  --------  -----------
INST    1,000,000     N/A       N/A         N/A
------  ---------    -----     -----       -----
S       2,500        1,000     1,000       1,000
------  ---------    -----     -----       -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions (dividend distributions are expected to be paid quarterly and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund



                                       4
                                                   DWS Lifecycle Long Range Fund


                                               SUMMARY PROSPECTUS August 1, 2010
shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       5
                                                   DWS Lifecycle Long Range Fund
                                     SUMMARY PROSPECTUS August 1, 2010 DLLRF-SUM